Segment and Geographic Information - Segment Information (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Segment Reporting Information [Line Items]
Total revenues:		$ 1,352,826	$ 1,534,836	$ 1,543,792
Depreciation and amortization		386,558	541,468	575,551
Interest and debt expense		263,495	259,941	240,838
Storage and handling		46,750	51,765	78,608
Repair costs		9,819	9,045	14,811
Other operating expenses		5,745	5,579	8,133
Administrative expenses		107,311	91,201	88,839
Other (Income) Expense		3,656	(1,482)	(4,027)
Leasing margin		529,492	577,319	541,039
Net trading margin		2,151	4,296	7,899
Net gain (loss) on sale of leasing equipment		22,221	12,369	58,615
Transaction and other costs		0	(26,986)	(79,000)
Income (loss) before income taxes		553,864	566,998	528,553
Total assets		9,814,420	11,103,403	11,232,868
Payments To Acquire Equipment And Investments On Lease		1,030,266	929,449	208,242
Payments To Acquire Assets In Connection With Acquisition	[1]	743,882	0	0
Global Container International LLC
Segment Reporting Information [Line Items]
Payments To Acquire Assets In Connection With Acquisition		743,900
Equipment Leasing | Operating Segments
Segment Reporting Information [Line Items]
Total revenues:		1,345,778	1,527,035	1,537,351
Depreciation and amortization		385,795	540,646	574,767
Interest and debt expense		261,643	259,236	239,844
Storage and handling		46,750	51,765	78,608
Repair costs		9,819	9,045	14,811
Other operating expenses		5,745	5,579	8,133
Administrative expenses		106,186	90,130	86,774
Other (Income) Expense		3,656	(1,482)	(4,027)
Leasing margin		526,184	572,116	538,441
Net trading margin		0	0	0
Net gain (loss) on sale of leasing equipment		22,221	12,369	58,615
Total assets		9,715,573	11,038,251	11,164,052
Payments To Acquire Equipment And Investments On Lease		1,030,266	929,449	208,242
Equipment Trading | Operating Segments
Segment Reporting Information [Line Items]
Total revenues:		7,048	7,801	6,441
Depreciation and amortization		763	822	784
Interest and debt expense		1,852	705	994
Storage and handling		0	0	0
Repair costs		0	0	0
Other operating expenses		0	0	0
Administrative expenses		1,125	1,071	2,065
Other (Income) Expense		0	0	0
Leasing margin		3,308	5,203	2,598
Net trading margin		2,151	4,296	7,899
Net gain (loss) on sale of leasing equipment		0	0	0
Total assets		98,847	65,152	68,816
Payments To Acquire Equipment And Investments On Lease		$ 0	$ 0	$ 0

[1]	For additional information on the GCI acquisition, refer to Note 3 - "Acquisitions and Other Transactions".